INTANGIBLE ASSETS, NET (Details Narrative)				1 Months Ended	12 Months Ended
	Jun. 12, 2021 USD ($)	Jun. 12, 2021 CAD ($)	Mar. 02, 2021 USD ($)	Dec. 19, 2020 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Jul. 27, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Impairment loss					$ 379,165	$ 0	$ 0
Impairment loss					(379,165)	0	$ 0
Total consideration				$ 1,456,546
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	$ 41,578
Intangible assets									$ 792,145	$ 989,811
Investment Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss					98,437
Impairment loss					(98,437)
Private Vocational College License [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss					22,408
Impairment loss					(22,408)
Toronto ESchool [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss								$ 589,468
Deferred tax liability					33,843	33,627
Impairment loss								$ (589,468)
Toronto ESchool [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
[custom:FinitelivedIntangibleAssetsAcquired-0]					236,903	235,394
Art Academy [Member] | License [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss					(160,060)
[custom:FinitelivedIntangibleAssetsAcquired-0]					160,060	$ 159,040					$ 160,060
Impairment loss					160,060
Canada Inc Lowell Academy [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss					10,404
Impairment loss					(10,404)
Total consideration	164,829,000	$ 210,000	$ 62,792
Intangible assets	$ 98,437				$ 10,404